UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007
                                                ------------------------

Check here if Amendment [X]; Amendment Number:       1
                                                  -------
   This Amendment (Check only one.):  [X] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trian Fund Management GP, LLC
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Address:   280 Park Avenue, 41st Floor
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           New York, New York 10017
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Form 13F File Number:  028-12040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter W. May
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Title:     Member
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Phone:     212-451-3000
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/PETER W. MAY               New York, New York           5/15/08
       ------------------------   ------------------------------  --------
          [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   5
                                               -------------

Form 13F Information Table Entry Total:             10
                                               -------------

Form 13F Information Table Value Total:         $ 526,992
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.    Form 13F File Number        Name

01     28-11639                    Nelson Peltz

02     28-11640                    Peter W. May

03     28-11641                    Edward P. Garden

04     28-06499                    Sandell Asset Management Corp.

05     28-12039                    Trian Fund Management, L.P.



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                                               FORM 13F INFORMATION TABLE






COLUMN 1             COLUMN 2        COLUMN 3   COLUMN 4            COLUMN 5          COLUMN 6      COLUMN 7           COLUMN 8
                                                 VALUE       SHARES/OR  SH/  PUT/    INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS     CUSIP     (x$1000)     PRN AMT    PRN  CALL    DISCRETION    MANAGERS   SOLE   SHARED   NONE
--------------     --------------     -----      -------     -------    ---  ----    ----------    --------   ----   ------   ----

Wendy's Intl Inc.       COM        950590109     9,236        251,320    SH            Defined      1,2,3,5          251,320

Wendy's Intl Inc.       COM        950590109   143,913      3,916,013    SH            Other        1,2,3,4,5      3,916,013

H.J. Heinz Co.          COM        423074103    22,474        473,440    SH            Defined      1,2,3,5          473,440

H.J. Heinz Co.          COM        423074103   255,455      5,381,400    SH            Other        1,2,3,4,5      5,381,400

Tim Hortons Inc.        COM        88706M103       845         27,464    SH            Defined      1,2,3,5           27,464

Lions Gate Entmnt
   Corp.              COM NEW      535919203     1,113        100,925    SH            Defined      1,2,3,5          100,925

Chemtura Corp.          COM        163893100     6,128        551,531    SH            Defined      1,2,3,5          551,531

Tiffany & Co. NEW       COM        886547108    20,542        387,153    SH            Defined      1,2,3,5          387,153

SPDR TR             UNIT SER 1     78462F103    60,563        402,600    SH  PUT       Defined      1,2,3,4          402,600

Diamonds TR         UNIT SER 1     252787106     6,495         48,400    SH  PUT       Defined      1,2,3,4           48,400

